Goodwill and other intangible assets - Test of goodwill and indefinite lived assets impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Forecast period, minimum	5 years
Expected period for strong growth	10 years
Discount rate	14.00%	17.00%
Financial forecast of cash inflows (outflows) for cash-generating unit, measurement input
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Weighted average cost of capital, measurement input
Disclosure of detailed information about intangible assets [line items]
GCU, measurement input	14.00%	17.00%
Terminal Growth Rate, Measurement Input
Disclosure of detailed information about intangible assets [line items]
GCU, measurement input	2.00%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 151,693	$ 145,945
Goodwill | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	121,006	116,274
Goodwill | Service
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	30,687	29,671
Brands
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	22,979	22,108
Brands | Kit
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	13,840	13,291
Brands | Service
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill and other intangible assets	$ 9,139	$ 8,817